UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         November 10, 2000
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 81
                                        -------------------

Form 13F Information Table Value Total: $ 343,474
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
A T & T Corp                   com         001957109      257     8748   SH     SOLE                   6556              2192
Abbott Laboratories            com         002824100      867    18230   SH     SOLE                   5450             12780
Advanced Tissue Sciences       com         00755F103      156    21000   SH     SOLE                  21000
Amer Home Products             com         026609107      977    17265   SH     SOLE                   5865             11400
Amer Int'l Group               com         026874107    12331   128865   SH     SOLE                  85479             43761
America Online                 com         02364J104     3859    71799   SH     SOLE                  46869             24930
Amgen                          com         031162100     7245   103757   SH     SOLE                  69970             33957
Automatic Data Proc            com         053015103    10050   150284   SH     SOLE                  91158             59426
Bank One Corp                  com         06423A103     1053    27270   SH     SOLE                   6276             20994
Bristol-Myers Squibb           com         110122108     6025   105478   SH     SOLE                  75366             30182
CMGI Inc                       com         125750109     1656    59290   SH     SOLE                  39830             19510
CVS Corp.                      com         126650100      246     5316   SH     SOLE                                     5316
Calpine Corporation            com         131347106     7065    67690   SH     SOLE                  44970             22900
Catalina Marketing Corp        com         148867104      350     9300   SH     SOLE                   9300
Chase Manhattan                com         16161A108     6632   143581   SH     SOLE                  98884             45297
Cisco Systems Inc              com         17275R102    11976   216756   SH     SOLE                 144098             72658
Citigroup                      com         172967101     7425   137338   SH     SOLE                  91733             45765
Clear Channel Communication    com         184502102     4730    83709   SH     SOLE                  55254             28555
Coca-Cola                      com         191216100      775    14066   SH     SOLE                   5556              8510
Comerica                       com         200340107     2119    36253   SH     SOLE                  20325             15928
Costco Wholesale Corp          com         22160K105     4958   141897   SH     SOLE                  93137             48760
Dell Computers                 com         247025109     3712   120455   SH     SOLE                  82715             37740
Disney (Walt)Holding Co.       com         254687106     4620   120796   SH     SOLE                  86652             34144
Dover Corp                     com         260003108     3499    74546   SH     SOLE                  47337             27551
Du Pont E.I. deNemours         com         263534109     2389    57652   SH     SOLE                  37449             20203
EMC Inc.                       com         268648102    11785   118890   SH     SOLE                  79640             39250
Emerson Electric               com         291011104     3371    50317   SH     SOLE                  29609             21050
Enron Corp                     com         293561106      234     2670   SH     SOLE                   2670
Exxon-Mobil Corp               com         30231G102    10407   116768   SH     SOLE                  78146             38964
Fannie Mae                     com         313586109      424     5930   SH     SOLE                   2630              3300
Ford Motor Co                  com         345370100      533    21063   SH     SOLE                  17061              4002
Genentech                      com         368710406     4889    26331   SH     SOLE                  16816              9515
General Electric               com         369604103    18171   314995   SH     SOLE                 190854            124141
Global Crossing Ltd.           com         G3921A100     5319   171574   SH     SOLE                 115994             56120
Hewlett-Packard                com         428236103      533     5500   SH     SOLE                   4500              1000
Home Depot                     com         437076102     8801   165868   SH     SOLE                 112188             54280
Int'l Bus. Machines            com         459200101     7413    65889   SH     SOLE                  44007             21882
Intel Corp                     com         458140100     9740   234352   SH     SOLE                 144316             90436
Interpublic Grp Cos            com         460690100     3399    99783   SH     SOLE                  65288             34495
Johnson & Johnson              com         478160104     6578    70024   SH     SOLE                  49167             20857
Kimberly-Clark                 com         494368103      357     6400   SH     SOLE                   6400
Kohl's Corp.                   com         500255104     4245    73592   SH     SOLE                  45562             28430
Lilly (Eli)                    com         532457108      724     8920   SH     SOLE                   4750              4170
Lucent Technologies            com         549463107     3150   103067   SH     SOLE                  70867             32200
Marsh & McLennan               com         571748102      305     2300   SH     SOLE                   1400               900
McDonald's Corp                com         580135101      301     9968   SH     SOLE                   3000              6968
Medtronic Inc                  com         585055106     8315   160473   SH     SOLE                 108743             51730
Mellon Financial Corp.         com         58551A108     2003    43200   SH     SOLE                  43200
Merck & Co                     com         589331107     8577   115219   SH     SOLE                  75597             39878
Microsoft                      com         594918104     7768   128791   SH     SOLE                  89940             39251
Minnesota Min'g/Mfg            com         604059105      526     5777   SH     SOLE                   1860              3917
Morgan Stanley Dean Witter     com         617446448      713     7800   SH     SOLE                   7200               600
NASDAQ 100 Shares              com         631100104     6592    74331   SH     SOLE                  54166             20605
Northern Trust Company         com         665859104     5585    62840   SH     SOLE                  40610             22430
Old Kent Fin'l                 com         679833103      287     9906   SH     SOLE                   7273              2633
Oracle Corp                    com         68389X105    13151   167003   SH     SOLE                 101494             65509
Patterson Dental               com         703412106      308    13702   SH     SOLE                  13702
Pfizer, Inc                    com         717081103     7513   167178   SH     SOLE                 122374             45254
Precision Castparts            com         740189105      210     5460   SH     SOLE                   5460
Procter & Gamble               com         742718109      502     7498   SH     SOLE                   5970              1528
QUALCOMM Inc                   com         747525103     5910    82950   SH     SOLE                  58665             24405
Qwest Communication Intl Inc.  com         749121109     3553    73921   SH     SOLE                  48868             25183
Royal Dutch Petrol             com         780257804     3564    59464   SH     SOLE                  37169             22295
S & P Depository Receipts      com         78462F103     2349    16355   SH     SOLE                  13185              3170
SBC Communications, Inc        com         78387G103      587    11733   SH     SOLE                  10708              1025
Schering-Plough                com         806605101      341     7325   SH     SOLE                   6725               600
Schwab (Charles) Corp          com         808513105    14535   409447   SH     SOLE                 245996            163451
Solectron Corp.                com         834182107      203     4400   SH     SOLE                   1000              3400
Sprint Corp.                   com         852061100      202     6907   SH     SOLE                   6907
Stryker Corp                   com         863667101     1694    39454   SH     SOLE                   3400             36054
Sun Microsystems               com         866810104      761     6516   SH     SOLE                   4946              1570
Sysco Corp                     com         871829107     6915   149317   SH     SOLE                 101350             48247
Target Stores                  com         87612E106     2174    84840   SH     SOLE                  58890             26170
Tellabs Inc.                   com         879664100     4878   102152   SH     SOLE                  65407             36845
Time Warner Inc                com         887315109     5292    67625   SH     SOLE                  43305             24400
Tyco International             com         902124106      570    10995   SH     SOLE                  10995
Verizon Communications         com         077853109      263     5440   SH     SOLE                   5296               144
Vodafone Group PLC ADR         com         92857W100     5208   140750   SH     SOLE                  96185             44565
Wal Mart Stores                com         931142103     3285    68265   SH     SOLE                  47790             20525
Walgreen Co                    com         931422109     7398   195006   SH     SOLE                 126865             68141
WorldCom Inc.                  com         98157D106     6089   200474   SH     SOLE                 135518             65406